Partners’ Equity (Details Narrative) - USD ($)	6 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Jul. 02, 2020	Jul. 20, 2015	Oct. 23, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common unitholders - units issued				36,802,247	35,612,580
Common unitholders - units outstanding				36,802,247	35,612,580
General Partner unitholders - units issued				35,526	35,526
General Partner unitholders - units outstanding				35,526	35,526
Proceeds from Issuance of Common Limited Partners Units				$ 3,407,000	$ 297,000	$ 0
A&R Sales Agreement [Member]
Issuance of units in public offering				1,189,667	122,580
Maximum aggregate offering price	$ 30,000,000
Proceeds from Issuance of Common Limited Partners Units				$ 3,300,000	$ 300,000
General Partner [Member]
General Partner Distributions				$ 0	$ 0	$ 4
Distribution 1 - FY 2018
Distribution Made To Limited Partner And General Partner Announcement Date				Apr. 18, 2018
Distributions per unit declared - distribution date				May 03, 2018
Distributions per unit declared - record date				Apr. 26, 2018
Distribution 1 - FY 2018 | Minimum [Member]
Distributions paid, Per unit				$ 0.25
Distribution 1 - FY 2018 | Maximum [Member]
Distributions paid, Per unit				$ 0.4225
Distribution 1 - FY 2019
Distribution Made To Limited Partner And General Partner Announcement Date				Jan. 25, 2019
Distributions per unit declared - distribution date				Feb. 14, 2019
Distributions per unit declared - record date				Feb. 07, 2019
Distribution 1 - FY 2019 | Minimum [Member]
Distributions paid, Per unit				$ 0.0625
Distribution 1 - FY 2019 | Maximum [Member]
Distributions paid, Per unit				$ 0.25
Sponsor [Member]
Common unitholders - units outstanding				15,595,000
Series A Preferred Stock [Member]
Issuance of units in public offering		3,000,000
Fixed payment rate per annum		9.00%
Preferred stock liquidation preference		$ 25
Proceeds from issuance of preferred units, net of offering costs		$ 723,000
Underwriting discounts and commissions		24,000
Offering costs		$ 3,000
Units issued				3,000,000	3,000,000
Units outstanding				3,000,000	3,000,000
Series A Preferred Stock [Member] | Any Time On Or After August 2020 [Member]
Redemption price per share				$ 25
Series A Preferred Stock [Member] | Distribution From November 12, 2020 to February 11, 2021 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date				Jan. 21, 2021
Distributions paid, Per unit				$ 0.5625
Distributions per unit declared - distribution date				Feb. 12, 2021
Distributions per unit declared - record date				Feb. 05, 2021
Series A Preferred Stock [Member] | Distribution From February 12, 2021 to May 11, 2021 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date				Apr. 20, 2021
Distributions paid, Per unit				$ 0.5625
Distributions per unit declared - distribution date				May 12, 2021
Distributions per unit declared - record date				May 05, 2021
Series A Preferred Stock [Member] | Distribution From May 12, 2021 to August 11, 2021 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date				Jul. 21, 2021
Distributions paid, Per unit				$ 0.5625
Distributions per unit declared - distribution date				Aug. 12, 2021
Distributions per unit declared - record date				Aug. 05, 2021
Series A Preferred Stock [Member] | Distribution From August 12, 2021 to November 11, 2021 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date				Oct. 21, 2021
Distributions paid, Per unit				$ 0.5625
Distributions per unit declared - distribution date				Nov. 12, 2021
Distributions per unit declared - record date				Nov. 05, 2021
Series B Preferred Stock [Member]
Issuance of units in public offering			2,200,000
Preferred stock liquidation preference			$ 25
Proceeds from issuance of preferred units, net of offering costs			$ 53,000,000
Underwriting discounts and commissions			$ 20,000
Units issued				2,200,000	2,200,000
Units outstanding				2,200,000	2,200,000
Series B Preferred Stock [Member] | From November 2023 [Member]
Preferred Stock, Dividend Payment Rate, Variable				three-month LIBOR plus a spread of
Preferred Stock Dividend Basis Spread On Variable Rate 1				5.593%
Series B Preferred Stock [Member] | Any Time On Or After November 2023 [Member]
Redemption price per share				$ 25
Series B Preferred Stock [Member] | Distribution From And Issue Date To But Excluding November 2023 [Member]
Fixed payment rate per annum				8.75%
Series B Preferred Stock [Member] | Distribution From November 22, 2020 to February 21, 2021 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date				Jan. 28, 2021
Distributions paid, Per unit				$ 0.546875
Distributions per unit declared - distribution date				Feb. 22, 2021
Distributions per unit declared - record date				Feb. 15, 2021
Series B Preferred Stock [Member] | Distribution From February 22, 2021 to May 21, 2021 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date				Apr. 27, 2021
Distributions paid, Per unit				$ 0.546875
Distributions per unit declared - distribution date				May 24, 2021
Distributions per unit declared - record date				May 17, 2021
Series B Preferred Stock [Member] | Distribution From May 22, 2021 to August 21, 2021 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date				Jul. 28, 2021
Distributions paid, Per unit				$ 0.546875
Distributions per unit declared - distribution date				Aug. 23, 2021
Distributions per unit declared - record date				Aug. 16, 2021
Series B Preferred Stock [Member] | Distribution From August 22, 2021 to November 21, 2021 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date				Oct. 29, 2021
Distributions paid, Per unit				$ 0.546875
Distributions per unit declared - distribution date				Nov. 22, 2021
Distributions per unit declared - record date				Nov. 15, 2021